LEASES	12 Months Ended
Dec. 31, 2020
Lessee Disclosure [Abstract]
LEASES

NOTE 14  -  LEASES

The Company has operating leases for facilities and vehicles. The Company recognized leased assets of $29,109 and corresponding current liabilities of $3,703, and long-term liabilities of $31,905, as of December 31, 2020. The Company’s leases have remaining terms of 1 to 10 years, some of which include options to extend the leases for up to additional 10 years. The weighted average remaining lease term was 15.2 years (between 1 and 19 years), and the weighted average discount rate was 5.4% (between 0.9% and 6.6%) as of December 31, 2020.

For the twelve months ended December 31, 2020, lease expenses were $4,654. The expected discounted and undiscounted lease payments under non-cancelable leases as of December 31, 2020, excluding non-lease components, were as follows:

Year
2021	3,781
2022	3,588
2023	3,332
2024	3,643
2025	3,714
2026 and thereafter	35,924
Total lease payments	53,982
Less imputed interest	(18,374)
Total	$35,608

Operating cash flows for operating leases for the year ended December 31, 2020 were $5,840.